COMMITMENTS AND LEASES - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 54.2	$ 54.9	$ 53.1
Operating lease assets obtained in exchange for operating lease liabilities	$ 58.0	$ 48.4	$ 32.6